Commitments and contingencies - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 CAD ($) Plant shares
Plants claim [member]
Disclosure of contingent liabilities [line items]
Claims related to contingencies	$ 12,000
Number of Cannabis plants death | Plant	12
Claim related to death of per plant	$ 1,000
Medcann Access Acquisition Claim [member]
Disclosure of contingent liabilities [line items]
Claims related to contingencies	15,000
Warrants Claim [member]
Disclosure of contingent liabilities [line items]
Claims related to contingencies	250
Former employees' unlawful termination claims [member]
Disclosure of contingent liabilities [line items]
Claims related to contingencies	$ 580
Number of options claimed | shares	30,000
Former employees' unlawful termination claims [member] | Peace Naturals [member]
Disclosure of contingent liabilities [line items]
Claims related to contingencies	$ 12,682
Percentage of equity interest claimed	10.00%